Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (1,664,000)	$ (2,616,000)	$ (4,690,000)	$ (3,261,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	211,000	371,000	660,000	840,000
Changes in current assets and liabilities:
Prepaid Expenses	2,000	(9,000)	0	43,000
IncreaseDecreaseInAccruedLiabilities	1,320,000	(806,000)	(861,000)	701,000
Net cash used in operating activities	(131,000)	(3,060,000)	(4,891,000)	(1,677,000)
Cash flows from financing activities:
Proceeds from issuance of promissory note to related party	2,528,000	3,063,000	10,872,000	1,661,000
Payments of deferred offering costs	(2,354,000)		(5,981,000)	0
Net cash (used in) generated by financing activities	174,000	3,063,000	4,891,000	1,661,000
Net change in cash	43,000	3,000	0	(16,000)
Cash, beginning of the period	12,000	12,000	12,000	28,000
Cash, end of the period	55,000	15,000	12,000	12,000
Denali Capital Acquisition Corp [Member]
Cash flows from operating activities:
Net (loss) income	(579,725)	713,242	(167,306)	632,536
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Income from Trust	(97,051)	(1,294,042)	(1,578,042)	(3,843,271)
Changes in current assets and liabilities:
Prepaid Expenses	(14,018)	(37,307)	4,976	83,113
Accounts payable and accrued expenses	451,962	85,080	890,833	2,457,940
Accrued interest expense - related party	35,682	24,617	56,534	18,021
Accrued interest expense - others	19,638	19,746	39,709	18,878
Net cash used in operating activities	(183,512)	(488,664)	(753,296)	(632,783)
Cash flows from investing activities:
Investment held in Trust Account				(825,000)
Cash withdrawn from Trust Account in connection with redemption	8,617,553,000		43,425,328	40,536,908
Net cash generated by investing activities	8,617,553		43,425,328	39,711,908
Cash flows from financing activities:
Proceeds from issuance of promissory note to related party	166,770	285,700	565,700	842,500
Redemption of ordinary shares	(8,617,553)		(43,425,328)	(40,536,908)
Net cash (used in) generated by financing activities	(8,450,783)	285,700	(42,859,628)	(39,694,408)
Net change in cash	(16,742)	(202,964)	(187,596)	(615,283)
Cash, beginning of the period	16,868	204,464	204,464	819,747
Cash, end of the period	126	1,500	16,868	204,464
Supplemental disclosure of noncash investing and financing activities
Increase in investment held in Trust Account through issuance of promissory note	47,815	300,000	390,329	975,000
Remeasurement adjustment on class A ordinary shares subject to possible redemption	$ 144,866	$ 1,594,042	$ 1,968,370	$ 5,643,271